S000082570 [Member] Investment Objectives and Goals - AB Tax-Aware Long Municipal ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Tax-Aware Long Municipal ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to provide enhanced income and attractive risk-adjusted after-tax returns.